Basis of preparation and statement of compliance - Significant Investments In Subsidiaries (Details) € in Millions					1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023 EUR (€) entity	Oct. 11, 2023	Sep. 29, 2023	Jan. 05, 2021	Dec. 31, 2023 EUR (€) entity	Dec. 31, 2023 EUR (€) entity	Dec. 31, 2023 EUR (€) entity
General principles and statement of compliance
Number of entities being consolidated | entity	2				2	2	2
Hepalys Pharma, Inc
General principles and statement of compliance
Proportion of ownership interest	15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Inventiva Inc.
General principles and statement of compliance
Percent of ownership interest				100.00%			100.00%
Non-controlling interests | €	€ 0.0				€ 0.0	€ 0.0	€ 0.0